Investments in Affiliated Companies	12 Months Ended
Dec. 31, 2016
Financial Support for Nonconsolidated Legal Entity [Abstract]
Investments in Affiliated Companies
(19)	Investments in Affiliated Companies (Unaudited):

Investments in affiliated companies accounted for under the equity method consist of 100% of the common stock of HopFed Capital Trust I (the Trust), a wholly owned statutory business trust. The Trust was formed on September 25, 2003. Summary financial information for the HopFed Capital Trust 1 is as follows:

Summary Balance Sheets

	December 31,	December 31,
	2016	2015
Asset – investment in subordinated debentures issued by HopFed Bancorp, Inc.	$10,310	10,310

Liabilities	$—	—
Stockholders’ equity:
Trust preferred securities	10,000	10,000
Common stock (100% owned by HopFed Bancorp, Inc.)	310	310

Total stockholder’s equity	10,310	10,310

Total liabilities and stockholder’s equity	$10,310	10,310

Summary Statements of Income

	Years Ended December. 31,
	2016	2015
Income – interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$400	354

Net income	$400	354

Summary Statements of Stockholder’s Equity

	Trust			Total
	Preferred	Common	Retained	Stockholder’s
	Securities	Stock	Earnings	Equity
Beginning balances, January 1, 2016	$10,000	310	—	10,310
Retained earnings:
Net income	—	—	400	400
Dividends:
Trust preferred securities	—	—	(388)	(388)
Common dividends paid to HopFed Bancorp, Inc.	—	—	(12)	(12)

Total retained earnings	—	—	—	—

Ending balances, December 31, 2016	$10,000	310	—	10,310